BUSINESS ACQUISITIONS (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 10, 2015	Dec. 24, 2013	Dec. 31, 2014	Sep. 30, 2015
Business Acquisition [Line Items]
Payment of royalty			$ 427,000
Change in fair value of contingent consideration			16,106
Semprae Laboratories Inc [Member]
Business Acquisition [Line Items]
Percentage Of Ownership Interests		100.00%
Outstanding Loan Amount Paid		$ 343,500
Loans Outstanding		$ 640,000
Shares issued for acquisition, shares	2,815,701	3,201,776
Shares issued for acquisition, value		$ 960,530
Percentage Of Issued And Outstanding Shares		15.00%
Net Sales Annual Royalty Percentage		5.00%
Business Acquisition Equity Interest Issued Or Issuable Fair Value Per Share		$ 0.30
Percentage Of Discount Rate		40.00%
Fair value of royalty			308,273	$ 324,379
Change in fair value of contingent consideration		$ 324,000
Receivable, business acquisition			$ 60,000